Shareholder Report, Line Graph (Details) TIM2_MML American Funds Growth Fund_Service Class I_TSR Annual {Service Class I} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Service Class I
Account Value [Line Items]
Accumulated Value	$ 41,815	$ 31,893	$ 23,118	$ 33,164	$ 27,286	$ 18,021	$ 13,838	$ 13,929	$ 10,900	$ 10,000	$ 50,038
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	33,786	27,025	21,400	26,132	20,304	17,149	13,042	13,640	11,196	10,000	$ 39,827
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	$ 44,623	$ 33,462	$ 23,453	$ 33,096	$ 25,938	$ 18,729	$ 13,732	$ 13,943	$ 10,708	$ 10,000	$ 52,906